Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Items Measured At Fair Value On A Recurring Basis

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Bank time deposits with original maturities of three months or less	$—	$145.8	$—	$145.8
Derivative assets (see Note R)	—	.8	—	.8
Diversified investments associated with the ESUP* (see Note K)	26.8	—	—	26.8
Total assets	$26.8	$146.6	$—	$173.4
Liabilities:
Derivative liabilities (see Note R)	$—	$4.1	$—	$4.1
Liabilities associated with the ESUP* (see Note K)	25.6	—	—	25.6
Total liabilities	$25.6	$4.1	$—	$29.7

	As of December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Bank time deposits with original maturities of three months or less	$—	$176.0	$—	$176.0
Derivative assets (see Note R)	—	.6	—	.6
Diversified investments associated with the ESUP* (see Note K)	22.0	—	—	22.0
Total assets	$22.0	$176.6	$—	$198.6
Liabilities:
Derivative liabilities* (see Note R)	$—	$14.8	$—	$14.8
Liabilities associated with the ESUP* (see Note K)	22.2	—	—	22.2
Total liabilities	$22.2	$14.8	$—	$37.0